Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Contingencies

The Company accounts for loss contingencies in accordance with ASC Topic 450 and other related guidelines.

For the year ended September 30, 2023, IATA has cancelled the bank guarantee requirement and the bank guarantee has been released with the principal bank of the Company.

As of September 30, 2024 and 2025, a bank provided guarantee of nil and nil, respectively, for covering the performance of obligations of the Company.

We have confirmed that as of September 30, 2024 and 2025 and as at the date of the annual report, no enforcement of bank guarantees was made by our suppliers against us. The Company’s management is of the opinion that there are no contingencies to account for.

Commitments

As at September 30, 2025, save as disclosed in note 7 in the consolidated financial statements, the Company did not have any significant capital and other commitments.